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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Reynolds Capital Management
Address:   290 South Ulukoa Place
           Lahaina, Hawaii 96761

Form 13F File Number:  028-10875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frederick L. Reynolds
Title:     Sole Proprietor
Phone:     (808) 661-1661


Signature, Place, and Date of Signing:

/s/ Frederick L. Reynolds       Lahaina, Hawaii                 November 9, 2006
--------------------------------------------------------------------------------
Frederick L. Reynolds                                                  Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                     0
                                           -----------------

Form 13F Information Table Entry Total:              112
                                           -----------------

Form 13F Information Table Value Total:        $  43,661
                                           -----------------
                                              (thousands)


List of Other Included Managers:  NONE

Page 1 of 4                                        FORM 13F INFORMATION TABLE                                     September 30, 2006
                                       Name of Reporting Manager: Reynolds Capital Management

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
3M Company                COMMON   604059105        294     3,950  SH        SOLE                                3,000           950
------------------------------------------------------------------------------------------------------------------------------------
AT&T                      COMMON   030177109        228     7,000  SH        SOLE                                7,000
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories       COMMON   002824100        496    10,217  SH        SOLE                                3,500         6,717
------------------------------------------------------------------------------------------------------------------------------------
Airgas Inc.               COMMON   009363102      1,230    34,000  SH        SOLE                                             34,000
------------------------------------------------------------------------------------------------------------------------------------
Akamai                    COMMON   00971T101        575    11,500  SH        SOLE                               11,500
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.            COMMON   020002901        376     6,000  SH        SOLE                                6,000
------------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters COMMON   02553E106        241     5,500  SH        SOLE                                5,500
------------------------------------------------------------------------------------------------------------------------------------
American Express          COMMON   025816109        707    12,607  SH        SOLE                                7,500         5,107
------------------------------------------------------------------------------------------------------------------------------------
American International
Group                     COMMON   026874107        294     4,431  SH        SOLE                                3,000         1,431
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.      COMMON   037833100      1,024    13,300  SH        SOLE                               11,500         1,800
------------------------------------------------------------------------------------------------------------------------------------
Atmel Corporation         COMMON   049513104        133    22,000  SH        SOLE                               22,000
------------------------------------------------------------------------------------------------------------------------------------
BEBE Stores               COMMON   075571109        260    10,500  SH        SOLE                               10,500
------------------------------------------------------------------------------------------------------------------------------------
BMC Software              COMMON   055921100        231     8,500  SH        SOLE                                8,500
------------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp          COMMON   066050105        309     5,776  SH        SOLE                                1,000         4,776
------------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond         COMMON   075896100        337     8,800  SH        SOLE                                8,000           800
------------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.           COMMON   079860102        256     6,000  SH        SOLE                                6,000
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Co. Inc.         COMMON   086516101        671    12,537  SH        SOLE                                8,000         4,537
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company            COMMON   097023105        520     6,600  SH        SOLE                                5,000         1,600
------------------------------------------------------------------------------------------------------------------------------------
Brightpoint               COMMON   109473108        185    13,000  SH        SOLE                               13,000
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern       COMMON   12189T104        257     3,500  SH        SOLE                                3,500
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                 COMMON   126408103        213     6,500  SH        SOLE                                6,500
------------------------------------------------------------------------------------------------------------------------------------
Canadian Oil Sands Trust  COMMON                  1,129    35,000  SH        SOLE                                             35,000
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.             COMMON   166764100        198     3,050  SH        SOLE                                1,000         2,050
------------------------------------------------------------------------------------------------------------------------------------
Chico's FAS               COMMON   168615102        205     9,500  SH        SOLE                                9,500
------------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores       COMMON   172737108        218     8,700  SH        SOLE                                8,000           700
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems             COMMON   17275r102        531    23,125  SH        SOLE                               12,100        11,025
------------------------------------------------------------------------------------------------------------------------------------
Citrix Systems            COMMON   177376100        235     6,500  SH        SOLE                                6,500
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola                 COMMON   191216100        448    10,034  SH        SOLE                                1,500         8,534
------------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive         COMMON   194162103        337     5,435  SH        SOLE                                1,000         4,435
------------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.             COMMON   219350105        361    14,800  SH        SOLE                               14,000           800
------------------------------------------------------------------------------------------------------------------------------------
Costco Whole Sale Corp.   COMMON   22160k105        590    11,875  SH        SOLE                                6,500         5,375
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 4                                        FORM 13F INFORMATION TABLE                                     September 30, 2006
                                       Name of Reporting Manager: Reynolds Capital Management

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Cummins Inc.              COMMON   231021106        238     2,000  SH        SOLE                                              2,000
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.               COMMON   244199105        252     3,000  SH        SOLE                                3,000
------------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling COMMON   25271C102        253     3,500  SH        SOLE                                3,500
------------------------------------------------------------------------------------------------------------------------------------
E Trade Financial Corp.   COMMON   269246104        311    13,000  SH        SOLE                               13,000
------------------------------------------------------------------------------------------------------------------------------------
Electronic Arts Inc.      COMMON   285512109        251     4,500  SH        SOLE                                4,500
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly                 COMMON   532457108        258     4,526  SH        SOLE                                2,000         2,526
------------------------------------------------------------------------------------------------------------------------------------
Emcore Corp.              COMMON   290846104         71    12,000  SH        SOLE                               12,000
------------------------------------------------------------------------------------------------------------------------------------
Ericsson Telephone          ADR    294821608        241     7,000  SH        SOLE                                7,000
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil               COMMON   30231G102        285     4,244  SH        SOLE                                1,500         2,744
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.               COMMON   31428X106        272     2,500  SH        SOLE                                2,500
------------------------------------------------------------------------------------------------------------------------------------
Finisar Corp.             COMMON   31787A101         44    12,000  SH        SOLE                               12,000
------------------------------------------------------------------------------------------------------------------------------------
Florida East Coast
Industries                COMMON   340632108        594    10,400  SH        SOLE                                             10,400
------------------------------------------------------------------------------------------------------------------------------------
Franklin Resources        COMMON   354613101        211     2,000  SH        SOLE                                2,000
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                 COMMON   364760108        265    14,000  SH        SOLE                               13,500           500
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics          COMMON   369550108        215     3,000  SH        SOLE                                3,000
------------------------------------------------------------------------------------------------------------------------------------
General Electric          COMMON   369604103        495    14,020  SH        SOLE                                3,500        10,520
------------------------------------------------------------------------------------------------------------------------------------
GigaMedia Limited Company COMMON                    818    73,000  SH        SOLE                               73,000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs             COMMON   38141G104        220     1,300  SH        SOLE                                1,300
------------------------------------------------------------------------------------------------------------------------------------
Google                    COMMON                    924     2,300  SH        SOLE                                2,300
------------------------------------------------------------------------------------------------------------------------------------
H&Q Life Science Inv.     COMMON                    396    29,786  SH        SOLE                                             29,786
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Company   COMMON   428236103        222     6,064  SH        SOLE                                1,500         4,564
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                COMMON   437076102        458    12,623  SH        SOLE                                5,000         7,623
------------------------------------------------------------------------------------------------------------------------------------
Humana Inc.               COMMON   444859102        264     4,000  SH        SOLE                                4,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation         COMMON   458140100        340    16,537  SH        SOLE                                5,000        11,537
------------------------------------------------------------------------------------------------------------------------------------
Intermagnetics General    COMMON   458771102        777    28,737  SH        SOLE                                             28,737
------------------------------------------------------------------------------------------------------------------------------------
International Business
Machine                   COMMON   459200101        533     6,509  SH        SOLE                                5,000         1,509
------------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.          COMMON   46185R100        254     4,000  SH        SOLE                                              4,000
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase         COMMON   46625H100        246     5,248  SH        SOLE                                4,000         1,248
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         COMMON   478160104        648     9,985  SH        SOLE                                2,000         7,985
------------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp               COMMON   500255104        390     6,000  SH        SOLE                                5,500           500
------------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp         COMMON   512807108        272     6,000  SH        SOLE                                4,500         1,500
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 4                                        FORM 13F INFORMATION TABLE                                     September 30, 2006
                                       Name of Reporting Manager: Reynolds Capital Management

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Lehman Bros. Holdings     COMMON   524908100        344     4,660  SH        SOLE                                4,500           160
------------------------------------------------------------------------------------------------------------------------------------
Level Three
Communications            COMMON   52729N100        102    19,000  SH        SOLE                               19,000
------------------------------------------------------------------------------------------------------------------------------------
MasterCard Inc.           COMMON   57636Q104        317     4,500  SH        SOLE                                4,500
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.           COMMON   580135101        552    14,115  SH        SOLE                                9,500         4,615
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co.               COMMON   589331107        417     9,942  SH        SOLE                                3,500         6,442
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch             COMMON   590188108        422     5,400  SH        SOLE                                5,000           400
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.           COMMON   594918104        613    22,402  SH        SOLE                                8,000        14,402
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley            COMMON                    359     4,924  SH        SOLE                                4,000           924
------------------------------------------------------------------------------------------------------------------------------------
Mother's Work, Inc.       COMMON                    241     5,000  SH        SOLE                                5,000
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.            COMMON   620076109        459    18,357  SH        SOLE                               13,500         4,857
------------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc. Cl B           CLASS B  654106103        491     5,600  SH        SOLE                                2,000         3,600
------------------------------------------------------------------------------------------------------------------------------------
Nokia Corp. A               ADR    645902204        276    14,000  SH        SOLE                                6,500         7,500
------------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.           COMMON   655664100        465    11,000  SH        SOLE                                5,500         5,500
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.              COMMON   68389X105        323    18,200  SH        SOLE                               13,000         5,200
------------------------------------------------------------------------------------------------------------------------------------
Panera Bread Company      COMMON                    204     3,500  SH        SOLE                                3,500
------------------------------------------------------------------------------------------------------------------------------------
Papa John's Int'l. Inc.   COMMON   698813102        217     6,000  SH        SOLE                                6,000
------------------------------------------------------------------------------------------------------------------------------------
Pepsico, Inc.             COMMON   713448108        760    11,647  SH        SOLE                                4,500         7,147
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.              COMMON   717081103        419    14,772  SH        SOLE                                5,000         9,772
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.      COMMON   742718109        659    10,629  SH        SOLE                                3,500         7,129
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc              COMMON   747525103        280     7,710  SH        SOLE                                7,500           210
------------------------------------------------------------------------------------------------------------------------------------
Qiao Xing Universal
Telephone                 COMMON                    141    10,000  SH        SOLE                               10,000
------------------------------------------------------------------------------------------------------------------------------------
Rambus                    COMMON   750917106        174    10,000  SH        SOLE                               10,000
------------------------------------------------------------------------------------------------------------------------------------
Redback Networks          COMMON   757209507        403    29,000  SH        SOLE                               29,000
------------------------------------------------------------------------------------------------------------------------------------
Research In Motion        COMMON   760975102        565     5,500  SH        SOLE                                5,500
------------------------------------------------------------------------------------------------------------------------------------
Safeguard Scientific      COMMON   786449108         31    16,000  SH        SOLE                               16,000
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger, Ltd.        COMMON   806857108        597     9,620  SH        SOLE                                4,500         5,120
------------------------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich             COMMON   826552101        303     4,000  SH        SOLE                                4,000
------------------------------------------------------------------------------------------------------------------------------------
SimpleTech, Inc.          COMMON   828823104         96    10,500  SH        SOLE                               10,500
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satelite Radio     COMMON   82966U103         92    23,500  SH        SOLE                                             23,500
------------------------------------------------------------------------------------------------------------------------------------
Smith & Wesson Holdings   COMMON   831756101        264    19,000  SH        SOLE                               19,000
------------------------------------------------------------------------------------------------------------------------------------
SonicWall, Inc.           COMMON   835470105        126    11,500  SH        SOLE                               11,500
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 4                                        FORM 13F INFORMATION TABLE                                     September 30, 2006
                                       Name of Reporting Manager: Reynolds Capital Management

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other             Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp            COMMON   855244109        497    14,600  SH        SOLE                               10,000         4,600
------------------------------------------------------------------------------------------------------------------------------------
Suncor Energy Inc.        COMMON   867229106      1,138    15,800  SH        SOLE                                             15,800
------------------------------------------------------------------------------------------------------------------------------------
Target Corp.              COMMON   87612E106        627    11,350  SH        SOLE                                8,000         3,350
------------------------------------------------------------------------------------------------------------------------------------
Tellabs                   COMMON   879664100        121    11,000  SH        SOLE                               11,000
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments         COMMON   882508104        405    12,175  SH        SOLE                               10,000         2,175
------------------------------------------------------------------------------------------------------------------------------------
Texas Pacific Land Tr.    COMMON                    711     4,400  SH        SOLE                                              4,400
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Inc.  COMMON                    190    10,000  SH        SOLE                               10,000
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers             COMMON   889478103        211     7,500  SH        SOLE                                7,500
------------------------------------------------------------------------------------------------------------------------------------
Tower Group, Inc.         COMMON   891777104        200     6,000  SH        SOLE                                6,000
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service     COMMON   911312106        528     7,340  SH        SOLE                                5,000         2,340
------------------------------------------------------------------------------------------------------------------------------------
United Technologies       COMMON   913017109        222     3,500  SH        SOLE                                3,500
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group        COMMON   91324P102        295     6,000  SH        SOLE                                6,000
------------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications       ADR    68370R109        212     3,500  SH        SOLE                                3,500
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores           COMMON   931142103        613    12,423  SH        SOLE                                5,000         7,423
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.           COMMON   254687106        533    17,234  SH        SOLE                                6,500        10,734
------------------------------------------------------------------------------------------------------------------------------------
Webex Communications Inc. COMMON   94767L109        254     6,500  SH        SOLE                                6,500
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.           COMMON   963320106        210     2,500  SH        SOLE                                2,500
------------------------------------------------------------------------------------------------------------------------------------
Whole Foods Market Inc    COMMON   966837106        306     5,150  SH        SOLE                                5,000           150
------------------------------------------------------------------------------------------------------------------------------------
Woodside Pete. Ltd. ADR     ADR                   1,569    48,000  SH        SOLE                                             48,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL                         43,661
------------------------------------------------------------------------------------------------------------------------------------